Employee benefit expenses - Summary of employee benefit expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of employee benefit expenses
Wages and salaries	₺ 35,086,787	₺ 34,171,035	₺ 26,148,693
Defined benefit plans	420,984	489,632	579,560
Defined contribution plans	220,614	124,826	142,681
Employee benefit expenses	35,728,385	34,785,493	26,870,934
Remeasurements of defined benefit plan	₺ 1,161,825	₺ (231,601)	₺ (283,013)